Subsequent Events (Details Narrative) - USD ($)	Sep. 30, 2021	Jan. 19, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan payable - due to director	$ 25,077		$ 9,500	$ 1,554
Shareholder and Director [Member]
Loan payable - due to director	$ 25,077	$ 10,000	$ 9,500
Due to share holder		$ 19,500